Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Financial Statement Elements [Abstract]
Schedule of Allowances and Unamortized Imputed Interest
The following table summarizes the changes in allowances and unamortized imputed discount related to our current accounts receivables and EIP receivables:

(in millions)	2016	2015	2014
Allowances, beginning of year	$264	$199	$169
Bad debt expense	477	547	444
Write-offs, net of recoveries	(518)	(482)	(414)
Allowances, end of year	$223	$264	$199

Imputed discount, beginning of year	$159	$271	$212
Additions	362	310	380
Amortization	(248)	(414)	(355)
Cancellations and other	(47)	(78)	(92)
Impacts from sales of EIP receivables	(152)	(55)	—
Transfer from long-term	100	125	126
Imputed discount, end of year	$174	$159	$271

The following table summarizes the changes in unamortized imputed discount related to our long-term EIP receivables:

(in millions)	2016	2015	2014
Imputed discount, beginning of year	$26	$61	$64
Additions	134	111	141
Cancellations and other	(15)	(13)	(18)
Impacts from sales of EIP receivables	(24)	(8)	—
Transfer to current	(100)	(125)	(126)
Imputed discount, end of year	$21	$26	$61

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities are summarized as follows:

(in millions)	December 31, 2016	December 31, 2015
Accounts payable	$5,163	$6,137
Payroll and related benefits	559	521
Property and other taxes, including payroll	525	494
Interest	423	371
Commissions	159	190
Network decommissioning	101	117
Toll and interconnect	85	68
Advertising	44	77
Other	93	109
Accounts payable and accrued liabilities	$7,152	$8,084

Schedule of Related Party Transactions
The following table summarizes the impact of significant transactions with Deutsche Telekom or its affiliates included in operating expenses in the Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
(in millions)	2016	2015	2014
Discount related to roaming expenses	$(15)	$(21)	$(61)
Fees incurred for use of the T-Mobile brand	74	65	60
Expenses for telecommunications and IT services	25	23	24
International long distance agreement	60	—	—